S000006645 [Member] Expense Example, No Redemption - Loomis Sayles Intermediate Duration Bond Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 143
Expense Example, No Redemption, 3 Years	464
Expense Example, No Redemption, 5 Years	809
Expense Example, No Redemption, 10 Years	$ 1,579